Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Dividend payables	$ 80		$ 84
Deposit received from customers	73		1,877
Rental deposit received	5		7
Amount due to related parties	0		20
Other payables	1,068		723
Other tax payables	24		10
Other payables and accrued expenses	$ 1,250		$ 1,001
ZHEJIANG TIANLAN
Accrued expenses | ¥		¥ 5,348		¥ 10,751
Other payables | ¥		1,829		1,076
Deferred income | ¥		9,201		7,546
Other payables and accrued expenses | ¥		¥ 16,378		¥ 19,673